Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Formation and operational costs			$ 6,376,928
Loss from operations			(6,376,928)
Operating revenues:
Revenues		$ 153,013,000		$ 121,796,000
Operating expenses:
Provision for unrecoverable advances		32,174,000		25,539,000
Processing and servicing fees		23,459,000		21,646,000
Advertising and marketing		51,454,000		38,019,000
Compensation and benefits		49,544,000		22,210,000
Other operating expenses		43,260,000		15,763,000
Total operating expenses		199,891,000		123,177,000
Other income (expense):
Transaction costs allocated to warrant liabilities			(600,571)
Interest income		(287,000)		(409,000)
Fair value of Private Placement Warrant liability in excess of proceeds received			(1,377,059)
Interest earned on Trust Account			22,943
Interest expense		2,545,000		17,000
Legal settlement and litigation expenses		1,667,000		4,467,000
Other strategic financing and transactional expenses		264,000		1,356,000
Changes in fair value of derivative asset on loans to stockholders		(34,791,000)		0
Changes in fair value of warrant liability		3,620,000	3,061,951	0
Total other income, net		(26,982,000)	1,107,264	5,431,000
Net loss before provision for income taxes		(19,896,000)		(6,812,000)
Provison for income taxes		97,000	0	145,000
Net loss		$ (19,993,000)	(5,269,664)	$ (6,957,000)
Net loss per share:
Basic		$ (0.20)		$ (0.08)
Diluted		$ (0.20)		$ (0.08)
Weighted-average shares used to compute net loss per share
Basic		100,839,231		90,986,048
Diluted		100,839,231		90,986,048
Service Based Revenue [Member]
Operating revenues:
Revenues		$ 142,182,000		$ 120,595,000
Transaction Based Revenue [Member]
Operating revenues:
Revenues		$ 10,831,000		$ 1,201,000
Class A [Member]
Other income (expense):
Net loss			$ (4,095,639)
Weighted average shares outstanding			21,782,802
Basic and diluted net income (loss) per share			$ (0.19)
Class B [Member]
Other income (expense):
Net loss			$ (1,174,025)
Weighted average shares outstanding	[1]		6,244,094
Basic and diluted net income (loss) per share			$ (0.19)

[1]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at December 31, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.